Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% First Mortgage Bonds due 2031
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 798,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,270.09
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% First Mortgage Bonds due 2036
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 798,288,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,243.57
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.300% First Mortgage Bonds due 2056
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,822,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,559.22
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.